Estimated Useful Lives of Asset Classes (Detail)	12 Months Ended
Dec. 31, 2011 Year
Well Service Rigs And Components
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	3
Property plant and equipment, maximum useful life	15
Oilfield Trucks, Vehicles And Related Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	5
Property plant and equipment, maximum useful life	10
Well Intervention Units And Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	10
Property plant and equipment, maximum useful life	12
Fishing and rental tools, tubular and pressure control equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	3
Property plant and equipment, maximum useful life	10
Disposal Wells
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	15
Property plant and equipment, maximum useful life	30
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	3
Property plant and equipment, maximum useful life	7
Building and Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum useful life	15
Property plant and equipment, maximum useful life	30